FINANCIAL INSTRUMENTS (Details 1) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Financial Instruments
Balance as of January 1	$ 2,429
Gain from revaluation to fair value through profit or loss	(303)
Reclassified from a financial liability to an equity instrument	(2,126)
Balance as of January 1